COLT 2024-4 Mortgage Loan Trust ABS-15G

Exhibit 99.25

Client Name:	Hudson Advisors
Client Project Name:	COLT 2024-4
Start - End Dates:	2/9/2024 - 4/10/2024
Deal Loan Count:	18

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	XXXX	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	XXXX	Business entity does not meet guidelines	1
Credit	Terms/Guidelines	XXXX	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	XXXX	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	LTV/CLTV	XXXX	LTV Exceeds Guideline Requirement by less than 5%	1
Total				5

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